Statements of Operations (Unaudited) (Quarterly Report, USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Quarterly Report
Revenues
Product sales and installation	$ 70,470	$ 187,514	$ 429,469	$ 481,661
Extended warranties	32,086	22,261	78,699	83,095
Total Revenue	102,556	209,775	508,168	564,756
Cost of sales	35,318	50,567	259,906	210,216
Gross profit	67,238	159,208	248,262	354,540
Operating expenses
General and administrative	100,346	97,611	244,316	328,638
Professional fees	410,698	195,531	669,132	413,124
Salaries and benefits	96,812	58,205	234,280	171,874
Total Operating Expenses	607,856	351,347	1,147,728	913,636
Loss from operations	(540,618)	(192,139)	(899,466)	(559,096)
Other Income (expense)
Stock based compensation			(450,000)
Interest expense	(9,146)	(5,650)	(50,923)	(36,920)
Total other income (expense)	(9,146)	(5,650)	(500,923)	(36,920)
Net Loss	$ (549,764)	$ (197,789)	$ (1,400,389)	$ (596,016)
Net loss per share (basic and diluted)	$ 0.00	$ 0.00	$ (0.01)	$ 0.00
Weighted average shares outstanding (basic and diluted)	198,397,265	169,836,399	186,965,012	153,144,452